First Trust Short Duration High Income Fund
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 48.5%
	Aerospace & Defense – 1.5%
$288,000	TransDigm, Inc. (a)	6.63%	03/01/32	$296,501
83,000	TransDigm, Inc. (a)	6.00%	01/15/33	83,483
683,000	TransDigm, Inc. (a)	6.38%	05/31/33	689,046
				1,069,030
	Alternative Carriers – 0.9%
84,000	Cogent Communications Group LLC / Cogent Finance, Inc. (a)	6.50%	07/01/32	82,423
489,152	Level 3 Financing, Inc. (a)	11.00%	11/15/29	555,200
				637,623
	Apparel Retail – 0.4%
289,000	Hanesbrands, Inc. (a)	9.00%	02/15/31	304,547
	Apparel, Accessories & Luxury Goods – 0.1%
55,000	Under Armour, Inc. (a)	7.25%	07/15/30	56,252
	Application Software – 3.5%
188,000	Cloud Software Group, Inc. (a)	6.50%	03/31/29	189,990
337,000	Cloud Software Group, Inc. (a)	9.00%	09/30/29	348,994
267,000	Cloud Software Group, Inc. (a)	8.25%	06/30/32	284,510
69,000	Ellucian Holdings, Inc. (a)	6.50%	12/01/29	70,071
193,800	GoTo Group, Inc. (a)	5.50%	05/01/28	66,376
631,000	RingCentral, Inc. (a)	8.50%	08/15/30	671,125
815,000	UKG, Inc. (a)	6.88%	02/01/31	837,241
				2,468,307
	Asset Management & Custody Banks – 0.3%
146,000	Osaic Holdings, Inc. (a)	6.75%	08/01/32	147,878
54,000	Osaic Holdings, Inc. (a)	8.00%	08/01/33	54,918
				202,796
	Automotive Retail – 0.4%
250,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	247,246
	Broadcasting – 0.8%
285,000	Gray Television, Inc. (a)	4.75%	10/15/30	213,394
628,000	iHeartCommunications, Inc. (a)	10.88%	05/01/30	312,625
57,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	55,001
				581,020
	Building Products – 1.6%
320,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	325,107
61,000	Builders FirstSource, Inc. (a)	6.75%	05/15/35	62,620
178,000	CP Atlas Buyer, Inc. (a)	9.75%	07/15/30	179,725
86,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (a)	6.75%	04/01/32	87,858
321,000	Standard Building Solutions, Inc. (a)	6.50%	07/30/32	328,024
142,000	Standard Building Solutions, Inc. (a)	6.25%	08/01/33	143,462
				1,126,796
	Cable & Satellite – 1.4%
678,000	DISH Network Corp. (a)	11.75%	11/15/27	706,694
274,148	EchoStar Corp.	10.75%	11/30/29	289,104
				995,798
	Casinos & Gaming – 1.2%
300,000	Caesars Entertainment, Inc. (a)	6.00%	10/15/32	289,792

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming (Continued)
$50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	4.63%	01/15/29	$47,573
369,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	347,453
181,000	Scientific Games Holdings, L.P. / Scientific Games US Finance Co., Inc. (a)	6.63%	03/01/30	174,492
				859,310
	Commercial & Residential Mortgage Finance – 0.3%
188,000	Rocket Cos, Inc. (a)	6.38%	08/01/33	191,992
	Commercial Printing – 0.3%
243,000	LABL, Inc. (a)	8.63%	10/01/31	202,120
	Construction & Engineering – 0.4%
95,000	AECOM (a)	6.00%	08/01/33	95,836
150,000	Pike Corp. (a)	8.63%	01/31/31	161,489
30,000	Williams Scotsman, Inc. (a)	6.63%	04/15/30	30,955
				288,280
	Construction Materials – 0.6%
129,000	JH North America Holdings, Inc. (a)	6.13%	07/31/32	130,435
288,000	Quikrete Holdings, Inc. (a)	6.75%	03/01/33	295,564
				425,999
	Consumer Finance – 0.8%
59,000	EZCORP, Inc. (a)	7.38%	04/01/32	61,594
499,000	FirstCash, Inc. (a)	6.88%	03/01/32	512,151
				573,745
	Diversified Metals & Mining – 0.1%
57,000	SCIH Salt Holdings, Inc. (a)	4.88%	05/01/28	55,395
	Electric Utilities – 0.7%
126,000	Alpha Generation LLC (a)	6.75%	10/15/32	129,048
377,000	Lightning Power LLC (a)	7.25%	08/15/32	394,424
				523,472
	Environmental & Facilities Services – 1.2%
129,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	135,361
188,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	6.88%	06/15/30	192,585
461,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	479,469
				807,415
	Fertilizers & Agricultural Chemicals – 0.2%
135,000	Scotts Miracle-Gro Co. (The)	4.38%	02/01/32	122,882
	Food Distributors – 0.3%
221,000	US Foods, Inc. (a)	5.75%	04/15/33	219,520
	Health Care Facilities – 1.5%
270,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	261,019
34,000	Concentra Escrow Issuer Corp. (a)	6.88%	07/15/32	34,977
792,000	Select Medical Corp. (a)	6.25%	12/01/32	790,922
				1,086,918

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Services – 0.9%
$417,000	Raven Acquisition Holdings LLC (a)	6.88%	11/15/31	$422,224
132,000	Service Corp. International	5.75%	10/15/32	132,478
55,000	Surgery Center Holdings, Inc. (a)	7.25%	04/15/32	56,620
				611,322
	Health Care Supplies – 0.4%
250,000	Medline Borrower, L.P. (a)	5.25%	10/01/29	245,272
	Homebuilding – 0.2%
114,000	Ashton Woods USA LLC / Ashton Woods Finance Co. (a)	6.88%	08/01/33	113,849
	Hotels, Resorts & Cruise Lines – 0.2%
28,000	RHP Hotel Properties LP / RHP Finance Corp. (a)	6.50%	06/15/33	28,695
106,000	Vail Resorts, Inc. (a)	6.50%	05/15/32	109,012
				137,707
	Household Products – 1.1%
739,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	750,536
	Housewares & Specialties – 0.4%
43,000	Newell Brands, Inc. (a)	8.50%	06/01/28	45,166
250,000	Newell Brands, Inc.	6.63%	05/15/32	239,707
				284,873
	Human Resource & Employment Services – 1.0%
400,000	TriNet Group, Inc. (a)	7.13%	08/15/31	412,010
410,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	310,673
				722,683
	Industrial Machinery & Supplies & Components – 0.9%
137,000	EMRLD Borrower, L.P. / Emerald Co-Issuer, Inc. (a)	6.63%	12/15/30	139,858
79,000	Gates Corp. (The) (a)	6.88%	07/01/29	81,396
289,000	Madison IAQ LLC (a)	5.88%	06/30/29	281,631
125,000	SPX FLOW, Inc. (a)	8.75%	04/01/30	129,218
				632,103
	Insurance Brokers – 8.4%
705,000	Acrisure LLC / Acrisure Finance, Inc. (a)	7.50%	11/06/30	728,786
250,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.75%	07/01/32	253,282
856,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	857,458
231,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.50%	10/01/31	234,644
66,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	7.38%	10/01/32	67,929
755,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a)	7.13%	05/15/31	780,172
620,000	HUB International Ltd. (a)	7.25%	06/15/30	646,698
625,000	HUB International Ltd. (a)	7.38%	01/31/32	651,171
929,000	Panther Escrow Issuer LLC (a)	7.13%	06/01/31	961,271
752,000	Ryan Specialty LLC (a)	5.88%	08/01/32	754,740
				5,936,151
	Interactive Media & Services – 0.3%
171,000	Snap, Inc. (a)	6.88%	03/01/33	175,463
60,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp. (a)	3.88%	02/01/29	56,469
				231,932

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Investment Banking & Brokerage – 0.2%
$84,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	$83,405
84,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	86,021
				169,426
	IT Consulting & Other Services – 0.0%
28,000	CACI International, Inc. (a)	6.38%	06/15/33	28,666
	Leisure Facilities – 0.4%
93,000	Life Time, Inc. (a)	6.00%	11/15/31	93,744
62,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	63,238
136,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co. (a)	6.63%	05/01/32	138,590
				295,572
	Leisure Products – 0.1%
90,000	Amer Sports Co. (a)	6.75%	02/16/31	93,696
	Life Sciences Tools & Services – 1.2%
226,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	207,621
234,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	214,238
394,000	Star Parent, Inc. (a)	9.00%	10/01/30	414,822
				836,681
	Managed Health Care – 0.7%
520,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	513,694
	Metal, Glass & Plastic Containers – 0.1%
31,000	Magnera Corp. (a)	7.25%	11/15/31	29,211
	Office Services & Supplies – 0.4%
269,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	278,064
	Oil & Gas Refining & Marketing – 1.2%
355,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	367,439
470,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	507,397
				874,836
	Oil & Gas Storage & Transportation – 1.0%
14,000	Venture Global Plaquemines LNG LLC (a)	7.50%	05/01/33	15,128
61,000	Venture Global Plaquemines LNG LLC (a)	6.50%	01/15/34	62,792
446,000	Venture Global Plaquemines LNG LLC (a)	7.75%	05/01/35	489,303
132,000	Venture Global Plaquemines LNG LLC (a)	6.75%	01/15/36	135,872
				703,095
	Packaged Foods & Meats – 3.0%
106,000	BellRing Brands, Inc. (a)	7.00%	03/15/30	110,068
313,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	331,120
315,000	Fiesta Purchaser, Inc. (a)	9.63%	09/15/32	333,670
159,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	148,702
160,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	162,678
687,000	Post Holdings, Inc. (a)	6.25%	02/15/32	700,690
335,000	Post Holdings, Inc. (a)	6.38%	03/01/33	335,585
				2,122,513
	Paper & Plastic Packaging Products & Materials – 2.1%
146,000	Clydesdale Acquisition Holdings, Inc. (a)	6.75%	04/15/32	149,648
1,153,000	Graham Packaging Co., Inc. (a)	7.13%	08/15/28	1,152,189

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Paper & Plastic Packaging Products & Materials (Continued)
$109,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	$110,451
87,000	Sealed Air Corp. (a)	7.25%	02/15/31	90,537
				1,502,825
	Passenger Ground Transportation – 0.3%
213,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)	8.25%	01/15/30	219,369
	Real Estate Operating Companies – 0.4%
297,000	Service Properties Trust	8.88%	06/15/32	310,826
	Real Estate Services – 0.1%
74,000	Cushman & Wakefield US Borrower LLC (a)	8.88%	08/24/33	79,378
	Research & Consulting Services – 0.7%
500,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	468,671
	Restaurants – 0.4%
53,000	Brinker International, Inc. (a)	8.25%	07/15/30	56,264
150,000	Papa John’s International, Inc. (a)	3.88%	09/15/29	143,532
47,000	Raising Cane’s Restaurants LLC (a)	9.38%	05/01/29	49,649
				249,445
	Security & Alarm Services – 0.5%
318,000	Brink’s Co. (The) (a)	6.75%	06/15/32	327,875
	Specialized Consumer Services – 1.1%
734,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	771,295
	Systems Software – 0.3%
212,000	Gen Digital, Inc. (a)	6.25%	04/01/33	216,659
	Technology Hardware, Storage & Peripherals – 0.2%
144,000	Fair Isaac Corp. (a)	6.00%	05/15/33	145,036
	Trading Companies & Distributors – 1.8%
60,000	EquipmentShare.com, Inc. (a)	9.00%	05/15/28	63,310
147,000	EquipmentShare.com, Inc. (a)	8.00%	03/15/33	153,605
103,000	Herc Holdings, Inc. (a)	6.63%	06/15/29	105,527
196,000	Herc Holdings, Inc. (a)	7.25%	06/15/33	203,105
342,000	QXO Building Products, Inc. (a)	6.75%	04/30/32	353,037
290,000	Veritiv Operating Co. (a)	10.50%	11/30/30	314,687
90,000	WESCO Distribution, Inc. (a)	6.38%	03/15/33	92,210
				1,285,481
	Transaction & Payment Processing Services – 0.0%
15,000	WEX, Inc. (a)	6.50%	03/15/33	15,207
	Total Corporate Bonds and Notes			34,250,412
	(Cost $34,009,186)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 39.1%
	Advertising – 0.3%
173,792	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	9.07%	02/20/32	174,023

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Aerospace & Defense – 0.2%
$155,017	Spirit AeroSystems, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.81%	01/15/27	$155,521
	Apparel Retail – 0.1%
87,253	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	12/21/28	87,198
	Application Software – 5.7%
107,942	Clearwater Analytics LLC, Term Loan B, 6 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.46%	04/21/32	108,348
119,085	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.06%	09/30/28	119,648
685,411	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.57%	10/09/32	688,838
132,484	Genesys Cloud Services Holding II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.86%	01/31/32	132,519
195,374	Inmar, Inc., Refi Term Loan , 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	8.80%	10/30/31	197,002
356,108	Internet Brands, Inc. (Web MD / MH Sub I. LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.61%	05/03/28	340,551
670,367	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.22%	04/30/28	593,275
585,583	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.22%	04/30/28	221,789
685,551	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.33%	03/01/29	664,412
130,078	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.34%	07/19/28	130,566
124,028	Orion US Finco, 1st Lien Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.85%	07/31/32	124,751
149,417	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.30%	05/08/33	149,698
101,315	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.55%	10/28/30	101,682
169,026	Starlight Parent LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.34%	04/16/32	167,336
164,516	X.AI LLC, Fixed Rate Term Loan	12.50%	06/30/30	165,662
105,000	X.AI LLC, Floating Rate Term Loan B, 3 Mo. CME Term SOFR + 7.25%, 0.00% Floor	11.55%	06/30/30	100,855
				4,006,932
	Asset Management & Custody Banks – 1.5%
201,672	Ascensus Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	08/02/28	202,122
375,628	Edelman Financial Engines Center LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	04/07/28	376,618
366,581	Edelman Financial Engines Center LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.61%	10/06/28	369,482
135,288	Jump Financial LLC, Term Loan B, 3 Mo. SOFR + 3.50%	7.80%	02/26/32	135,288
				1,083,510
	Automotive Retail – 1.0%
266,609	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.86%	02/19/30	268,775

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Automotive Retail (Continued)
$460,157	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.33%	05/04/28	$461,259
				730,034
	Casinos & Gaming – 0.1%
94,361	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.60%	01/29/29	94,547
	Construction & Engineering – 0.1%
74,269	Centuri Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	07/01/32	74,536
	Construction Materials – 0.7%
79,452	Knife River Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	03/07/32	79,849
299,242	Quikrete Holdings, Inc., Term Loan B2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	03/18/29	299,689
140,648	Quikrete Holdings, Inc., Term Loan B3 2032, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	02/10/32	140,700
				520,238
	Consumer Electronics – 0.0%
26,506	Minimax Viking Gmbh (MX Holdings), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	03/17/32	26,664
	Data Processing & Outsourced Services – 0.3%
72,310	Paysafe Holdings US Corp., Facility B1 Loan, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.34%	06/28/28	72,340
135,177	Skopima Consilio Parent LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.11%	05/17/28	133,762
				206,102
	Diversified Support Services – 0.2%
178,771	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	02/22/31	171,620
	Drug Retail – 0.1%
39,662	Boots Group Finco LP., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.85%	07/17/32	39,687
	Education Services – 0.1%
98,452	Prometric Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.22%	06/24/32	99,252
	Electronic Equipment & Instruments – 1.0%
280,980	Chariot Buyer LLC, Extended Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.35%	09/01/32	281,213
122,503	DG Investment Intermediate Holdings 2, Inc., Second Lien, 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	9.86%	07/23/33	122,197
52,867	DG Investment Intermediate Holdings 2, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.09%	07/02/32	53,083
252,036	VeriFone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	10.07%	08/21/28	244,002
				700,495

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Footwear – 0.2%
$131,105	Beach Acquisition Bidco LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.60%	07/31/32	$132,089
	Health Care Facilities – 0.7%
165,209	Ardent Health Services, Inc. (AHP Health Partners, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.11%	08/24/28	165,725
353,860	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco Ltd.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.05%	12/06/28	356,181
				521,906
	Health Care Services – 2.5%
370,983	Ensemble RCM LLC, 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	08/01/29	373,122
681,447	ExamWorks Group, Inc. (Electron Bidco), Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.11%	11/01/28	683,791
50,405	Onex TSG Intermediate Corp., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.00%	07/24/32	50,573
617,926	Opal US LLC, Facility B2 (USD), 6 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.44%	04/23/32	621,364
				1,728,850
	Health Care Technology – 4.2%
968,787	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.11%	02/15/29	969,223
768,941	Cotiviti, Inc. (Verscend Technologies, Inc.), Fixed Rate Term Loan	7.63%	05/01/31	775,350
673,815	Project Ruby Ultimate Parent Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.22%	03/10/28	675,499
515,760	Waystar Technologies, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.61%	10/22/29	517,911
				2,937,983
	Home Furnishings – 0.1%
53,842	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.71%	10/20/28	52,681
	Industrial Machinery & Supplies & Components – 0.6%
426,178	TK Elevator US Newco, Inc., Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.20%	04/30/30	429,002
	Insurance Brokers – 4.5%
58,360	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	11/06/30	58,442
400,000	Alera Group, Inc., 1st Lien Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.61%	06/30/32	402,226
58,360	Baldwin Insurance Group Holdings LLC, Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.34%	05/24/31	58,531
49,838	CFC USA 2025 LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.04%	07/01/32	49,869
228,773	Goosehead Insurance Holdings LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.34%	01/08/32	230,774
670,334	Howden Group Holdings, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.86%	04/18/30	673,163
223,437	Hyperion Refinance SARL, 2031 Maturity Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	02/21/31	224,055

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$687,388	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.61%	07/02/32	$692,330
85,226	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	07/02/31	85,439
332,684	Trucordia Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	06/30/32	335,076
310,902	Truist Insurance Holdings LLC (McGriff / Panther Escrow), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.05%	05/06/32	318,208
77,226	USI, Inc., 2029 Term Loan D, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.55%	11/21/29	77,257
				3,205,370
	Interactive Media & Services – 0.9%
256,967	Twitter, Inc. (X Corp.), Fixed Rate Term Loan B-3	9.50%	10/29/29	249,669
362,225	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.96%	10/26/29	353,593
				603,262
	Internet Services & Infrastructure – 1.1%
768,757	Sedgwick Claims Management Services, Inc., Term Loan B, Daily CME Term SOFR + 2.50%, 0.00% Floor	6.86%	07/31/31	770,571
	IT Consulting & Other Services – 0.9%
639,339	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.40%	10/01/27	631,549
	Life Sciences Tools & Services – 0.7%
446,575	Parexel International Corp. (Phoenix Newco), 2025 Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.86%	11/15/28	447,720
70,035	Syneos Health, Inc. (Star Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	09/30/30	69,350
				517,070
	Metal, Glass & Plastic Containers – 0.4%
177,740	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.32%	09/15/28	178,518
134,963	TricorBraun Holdings, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.72%	03/03/28	135,130
				313,648
	Office Services & Supplies – 0.2%
124,627	Shift4 Payments LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%	06/30/32	125,588
	Other Specialty Retail – 1.0%
81,572	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.61%	01/23/32	81,755
491,817	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.81%	03/04/28	460,803
162,438	Petsmart, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	8.21%	02/12/28	162,337
				704,895
	Packaged Foods & Meats – 0.2%
123,231	Savor Acquisition, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	02/19/32	124,001

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Paper & Plastic Packaging Products & Materials – 0.4%
$248,503	Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	03/31/32	$248,611
	Passenger Airlines – 0.1%
74,581	AAdvantage Loyalty IP Ltd., 2032 Term Loan , 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.58%	05/31/32	75,187
	Research & Consulting Services – 1.4%
106,179	AmSpec Parent LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.80%	12/22/31	106,976
556,655	Camelot US Acquisition LLC, 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	01/31/31	560,020
314,492	Grant Thornton Advisors LLC, Incremental Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.36%	05/30/31	315,516
27,174	Grant Thornton Advisors LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.86%	05/30/31	27,227
				1,009,739
	Restaurants – 2.8%
1,308,540	IRB Holding Corp. (Arby’s / Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.86%	12/15/27	1,309,658
629,859	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.86%	08/03/28	630,700
				1,940,358
	Security & Alarm Services – 1.1%
792,314	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.34%	02/01/29	793,364
	Semiconductor Materials & Equipment – 0.4%
295,356	Gryphon Debt Merger Sub, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.35%	09/30/32	296,341
	Soft Drinks & Non-alcoholic Beverages – 0.3%
205,000	Celsius Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.54%	03/31/32	206,965
	Systems Software – 1.6%
75,574	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	11.18%	03/02/29	65,938
14,110	Kaseya, Inc., Second Lien Term Loan , 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.36%	03/20/33	14,201
193,800	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.07%	07/31/32	194,164
624,992	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	08/31/28	626,752
96,794	Proofpoint, Inc., Incr Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	08/31/28	97,066
102,100	SUSE (Marcel Bidco LLC), Refi Term Loan B9, Daily CME Term SOFR + 3.00%, 0.50% Floor	7.29%-7.37%	11/13/30	102,994
				1,101,115
	Trading Companies & Distributors – 1.4%
194,145	Aggreko Holdings, Inc., Extended Term Loan B, 2 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	05/25/31	195,383
37,853	QXO, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.30%	04/30/32	38,224

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (b)	Stated Maturity (c)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Trading Companies & Distributors (Continued)
$139,263	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	11/29/30	$140,003
331,789	Vista Management Holding, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.04%	03/31/31	333,585
283,390	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.58%	10/29/29	283,335
				990,530
	Total Senior Floating-Rate Loan Interests			27,631,034
	(Cost $27,870,867)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 7.1%
	Aerospace & Defense – 0.3%
168,000	Bombardier, Inc. (a)	6.75%	06/15/33	172,884
	Air Freight & Logistics – 0.2%
138,000	Phoenix Aviation Capital Ltd. (a)	9.25%	07/15/30	144,719
	Aluminum – 0.1%
61,000	Novelis, Inc. (a)	6.88%	01/30/30	62,898
	Automotive Parts & Equipment – 1.7%
1,206,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	8.50%	05/15/27	1,215,605
	Data Processing & Outsourced Services – 0.3%
216,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	198,595
	Health Care Services – 0.2%
140,000	Opal Bidco SAS (a)	6.50%	03/31/32	141,493
	Hotels, Resorts & Cruise Lines – 0.8%
230,000	Carnival Corp. (a)	5.88%	06/15/31	233,593
290,000	Carnival Corp. (a)	5.75%	08/01/32	292,326
56,000	NCL Corp Ltd. (a)	6.75%	02/01/32	57,554
				583,473
	Insurance Brokers – 1.7%
710,000	Ardonagh Finco Ltd. (a)	7.75%	02/15/31	740,908
210,000	Ardonagh Group Finance Ltd. (a)	8.88%	02/15/32	221,029
172,000	Jones Deslauriers Insurance Management, Inc. (a)	8.50%	03/15/30	181,626
30,000	Jones Deslauriers Insurance Management, Inc. (a)	10.50%	12/15/30	31,909
				1,175,472
	Metal, Glass & Plastic Containers – 0.6%
292,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (a)	6.00%	06/15/27	292,496
44,000	Canpack SA / Canpack US LLC (a)	3.88%	11/15/29	41,021
87,000	Trivium Packaging Finance B.V. (a)	8.25%	07/15/30	91,669
				425,186
	Packaged Foods & Meats – 0.5%
356,000	Froneri Lux FinCo SARL (a)	6.00%	08/01/32	354,950
	Specialized Consumer Services – 0.5%
327,000	Belron UK Finance PLC (a)	5.75%	10/15/29	330,273

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors – 0.2%
$86,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. (a)	7.00%	05/21/30	$88,734
54,000	Azorra Finance Ltd. (a)	7.75%	04/15/30	56,292
14,000	Azorra Finance Ltd. (a)	7.25%	01/15/31	14,324
				159,350
	Total Foreign Corporate Bonds and Notes			4,964,898
	(Cost $4,911,789)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
26,696	Akorn, Inc. (d) (e) (f)	1,068
	(Cost $306,039)
RIGHTS – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (f) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (f) (g) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS – 6.5%
4,598,003	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (j)	4,598,003
	(Cost $4,598,003)
	Total Investments – 101.2%	71,445,415
	(Cost $71,695,884)
	Net Other Assets and Liabilities – (1.2)%	(821,574)
	Net Assets – 100.0%	$70,623,841

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $38,120,313 or 54.0% of net assets.

(b)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(c)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(d)	This issuer has filed for protection in bankruptcy court.
(e)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(f)	Non-income producing security.
(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	This security’s value was determined using significant unobservable inputs. (see Valuation Inputs section).

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
(j)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$34,250,412	$—	$34,250,412	$—
Senior Floating-Rate Loan Interests*	27,631,034	—	27,631,034	—
Foreign Corporate Bonds and Notes*	4,964,898	—	4,964,898	—
Common Stocks*	1,068	—	1,068	—
Rights*	— **	—	—	— **
Money Market Funds	4,598,003	4,598,003	—	—
Total Investments	$71,445,415	$4,598,003	$66,847,412	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Unfunded Loan Commitments
As of July 31, 2025, the Fund had the following unfunded loan commitments, which are categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
AmSpec Parent LLC	$ 16,335	$ 16,335	$ 16,458	$ 123
Clydesdale Acquisition Holdings, Inc.	4,344	4,344	4,346	2
Savor Acquisition, Inc.	11,626	11,666	11,698	32
		$32,345	$32,502	$157

Restricted Securities
As of July 31, 2025, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	26,696	$0.04	$306,038	$1,068	0.00%*
* Amount is less than 0.01%.